Leases - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure Of Leases [Line Items]
Right-of-use assets	$ 43,541		$ 43,541		$ 45,555
Lease obligations	42,981		42,981
Depreciation expense	8,400	$ 8,700	$ 15,800	$ 17,300
Properties | Bottom of Range
Disclosure Of Leases [Line Items]
Lease term			1 year
Properties | Top of Range
Disclosure Of Leases [Line Items]
Lease term			15 years
Production Equipment | Ma’anshan
Disclosure Of Leases [Line Items]
Lease term			6 years
Lease obligations	3,500		$ 3,500
Production Equipment | Bottom of Range
Disclosure Of Leases [Line Items]
Lease term			1 year
Production Equipment | Top of Range
Disclosure Of Leases [Line Items]
Lease term			5 years
Production Facilities | Bottom of Range
Disclosure Of Leases [Line Items]
Lease term			10 years
Production Facilities | Top of Range
Disclosure Of Leases [Line Items]
Lease term			20 years
Office Equipment
Disclosure Of Leases [Line Items]
Shorter lease term period			12
Right-of-use assets
Disclosure Of Leases [Line Items]
Depreciation expense	$ 2,900	$ 2,600	$ 5,600	$ 5,900